Schedule of Maturities of Short Term Investments (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Investments, All Other Investments [Abstract]
Due in 90 days or less
Due in one year or less but more than 90 days	160,096,315
Total	$ 160,096,315	$ 127,462,806